SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
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Number of Reserved and Authorized Shares Under the Equity Incentive Plans

As of December 31, 2017, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2017
Number in thousands
Stock Options outstanding	13,142
RSU outstanding	893
PSU outstanding	175
Ordinary shares available for issuance under the Equity Incentive Plans	1,693

Total Reserved and Authorized Shares as of December 31, 2017	15,903

Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands	Weighted average exercise price	Aggregate intrinsic value
	2017
Outstanding at beginning of year	12,578	$66.54	$225,384
Granted	2,465	$109.36
Exercised	(1,901)	$56.87

Outstanding at December 31, 2017	13,142	$75.97	$381,022

Exercisable at December 31, 2017	7,932	$66.45	$299,045

Summary of Restricted Stock Units Activity

A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2017
Number in thousands
Unvested at beginning of year	937
Granted	397
Vested	(340)
Forfeited	(101)

Unvested the end of the year	893

Summary of Performance Stock Units Activity

A summary of the Company’s PSUs activity is as follows:

Year ended December 31,
2017
Number in thousands
Unvested at beginning of year	195
Granted	87
Vested	(59)
Forfeited	(48)

Unvested the end of the year	175

Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs

Stock-based compensation expense related to stock options, RSUs and PSUs is included in the consolidated statements of operations as follows (in thousands):

	Year ended December 31,
	2017	2016	2015
Cost of revenues	$2,741	$2,153	$1,585
Research and development	16,233	12,718	11,544
Selling and marketing	18,278	19,168	16,351
General and administrative	50,207	48,693	46,822

	$87,459	$82,732	$76,302